Exhibit 99.2
Statistical Information as of March 31, 2019
Ford Credit Floorplan Master Owner Trust A
Issuing Entity or Trust

Ford Credit Floorplan Corporation
Ford Credit Floorplan LLC	Ford Motor Credit Company LLC
Depositors	Sponsor and Servicer

        The following tables update information in various prospectus supplements of Ford Credit Floorplan Master Owner Trust A, or the "trust", about the dealer floorplan portfolio of Ford Motor Credit Company LLC, or "Ford Credit", and the dealer floorplan portfolio of the trust as of the dates or for the periods indicated. The percentages in the following tables may not sum to 100.0% due to rounding.

Ford Credit's Dealer Floorplan Portfolio Performance

The following tables show the loss information, payment rates, age distribution, and dealer risk rating group distribution for Ford Credit's dealer floorplan portfolio, which may be influenced by a variety of economic, social, geographic and other factors beyond the control of Ford Credit. The accounts designated to the trust represent most but not all of Ford Credit's dealer floorplan portfolio. There can be no assurance that the loss experience, age distribution, payment rate and dealer risk rating group distribution for the receivables in the trust will be similar to the historical experience shown below for Ford Credit's dealer floorplan portfolio.

Loss Information for Ford Credit's Dealer Floorplan Portfolio
	Three months ended March 31,		Year ended December 31,
	2019	2018	2018	2017	2016	2015	2014
	(Dollars in Millions)
Average principal balance (1)	$25,620	$23,411	$23,250	$22,519	$22,312	$19,261	$19,072
Net losses (recoveries) (2)	$10.7	$1.2	$46.9	$(0.9)	$0.9	$(0.7)	$(1.5)
Net losses/average principal balance (3)	0.167%	0.020%	0.202%	(0.004)%	0.004%	(0.004)%	(0.008)%
Liquidations (4)	$28,717	$28,645	$116,325	$114,264	$109,982	$108,187	$97,427
Net losses/liquidations	0.037%	0.004%	0.040%	(0.001)%	0.001%	(0.001)%	(0.002)%

(1) Average principal balance is the average of the principal balances of the receivables at the beginning of each month in the period indicated.
(2) Net losses in any period are gross losses, including actual losses and estimated losses, less any recoveries, including actual recoveries and reductions in the amount of estimated losses, in each case, for the period. This loss experience takes into account financial assistance provided by Ford to dealers in limited instances. If Ford does not provide this assistance in the future, the loss experience of Ford Credit's dealer floorplan portfolio may be adversely affected. This loss experience also reflects recoveries from dealer assets other than the financed vehicles. However, because the interest of the trust in any other dealer assets will be subordinated to Ford Credit's interest in those assets, the net losses experienced by the trust may be higher.

(3) For the non-annual periods, the percentages are annualized.
(4) Liquidations represent payments and net losses that reduce the principal balance of the receivables for the period indicated.

Information Supplement-March 31, 2019

Payment Rates (1) of Ford Credit's Dealer Floorplan Portfolio
	Three months ended March 31,		Year ended December 31,
	2019	2018	2018	2017	2016	2015	2014
Highest month	39.7%	42.9%	48.5%	46.5%	46.2%	54.1%	46.6%
Lowest month	34.4%	36.7%	36.7%	36.5%	36.4%	39%	36.5%
Average of the Months in the period	37.3%	40.8%	41.8%	42.4%	41.1%	46.9%	42.5%

(1) The payment rate for each month equals liquidations divided by the principal balance of the receivables as of the beginning of the month.

Age Distribution of Ford Credit's Dealer Floorplan Portfolio
	As of March 31, (1)		Year ended December 31,(1) (2)
Days Outstanding	2019	2018	2018	2017	2016	2015	2014
1 - 120	81.4%	80.6%	80.5%	77.9%	75.9%	81.6%	77.3%
121 – 180	10.2%	10.7%	9.0%	9.3%	10.1%	7.9%	10.3%
181 – 270	4.8%	4.9%	6.2%	7.2%	8.0%	6.0%	7.5%
Over 270	3.6%	3.9%	4.4%	5.7%	6.0%	4.6%	5.0%

(1) Age distribution is the number of days that each receivable (including in-transit receivables) has been financed by Ford Credit, expressed as a percentage of the total principal balance of the receivables as of end of the quarter separating the in-transit finance period from the post-delivery finance period.

(2) The age distribution for each year ending December 31 is the average of the age distributions as of the end of each quarter in the year.

Dealer Risk Rating Group Distribution of Ford Credit's Dealer Floorplan Portfolio

Dealer Risk Rating Group	As of March 31,(1)
	2019		2018
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	63.6%	87.2%	63.8%	85.9%
II	7.6%	6.4%	8.3%	7.1%
III	0.5%	0.4%	0.8%	0.8%
IV	0.5%	0.4%	0.2%	0.0%
Other (2)	27.8%	5.6%	27.0%	6.1%

Dealer Risk Rating Group	As of December 31, (1)
	2018		2017		2016		2015		2014
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	63.8%	87.4%	64.0%	87.5%	64.5%	87.6%	58.4%	78.7%	56.6%	78.2%
II	8.1%	6.0%	8.6%	6.2%	8.8%	6.5%	14.1%	15.2%	15.6%	16.3%
III	0.5%	0.6%	0.8%	0.9%	0.7%	0.5%	1.8%	1.3%	1.8%	0.9%
IV	0.2%	0.4%	0.1%	0.0%	0.1%	0.1%	0.1%	0.1%	0.1%	0.0%
Other (2)	27.3%	5.6%	26.6%	5.4%	25.8%	5.4%	25.6%	4.7%	25.9%	4.6%
(1) Includes accounts designated to the trust that have a zero balance, but excludes accounts not designated to the trust that have a zero balance.
(2) Includes dealers that have no dealer risk rating, generally because Ford Credit only provides in-transit financing for the dealer or because Ford Credit is in the process of terminating the financing for the dealer.

Information Supplement-March 31, 2019

"Status" Information for Ford Credit's Dealer Floorplan Portfolio
	As of March 31,		As of December 31,
	2019	2018	2018	2017	2016	2015	2014
Number of accounts	3,621	3,620	3,611	3,604	3,619	3,617	3,662
Number of "status" accounts	17	6	9	4	3	5	4
Percentage of "status" accounts	0.469%	0.166%	0.249%	0.111%	0.083%	0.138%	0.109%
Average principal balance (1)	$25,620	$23,411	$23,250	$22,519	$22,312	$19,261	$19,072
Principal balance of "status" receivables	$103.1	$10.9	$99.1	$7.8	$12.9	$16.4	$5.4
Percentage of principal balance of "status" receivables	0.402%	0.047%	0.426%	0.035%	0.058%	0.085%	0.029%

(1) Average principal balance is the average of the principal balances of the receivables at the beginning of each month in the period indicated.

Information Supplement-March 31, 2019

Trust Pool
The following information relates to the trust's pool of dealer floorplan receivables originated in accounts designated to the trust. Because the designated accounts and the receivables will change over time, the following information is not necessarily indicative of the composition of the trust pool on any other date.
Key Information for the Trust Pool
On March 31, 2019 , the accounts designated to the trust and the receivables in the trust had the following characteristics:

There were 3,116 designated accounts and the total principal balance of receivables originated in these accounts was $20,778,954,190.48. There were 202 designated accounts that had a principal balance of receivables of zero.

The average principal balance of receivables per designated account was $6,668,470.54. Excluding designated accounts with a zero balance, the average principal balance of receivables per designated account was $7,130,732.39.

The weighted average spread over the prime rate charged on the receivables was 1.26% per annum.
The manufacturer overconcentration was $52,146,502.67. The dealer overconcentration, the development dealer overconcentration, the fleet vehicle overconcentration, the medium and heavy truck overconcentration and the used vehicle (including program vehicles) overconcentration were each zero.

The total principal balance of ineligible receivables was $33,219,643.92.
The total outstanding balance of principal receivables relating to accounts that have been classified as "status" for longer than 31 days was zero.
The following tables show the geographic distribution, the account balance distribution and the status distribution of the trust portfolio on March 31, 2019

Geographic Distribution of the Trust Pool
State (1)	Principal Balance	Percentage of Total Principal Balance	Number of Designated Accounts	Percentage of Total Number of Designated Accounts
Texas	$2,973,075,020.57	14.3%	257	8.2%
California	$1,649,236,407.51	7.9%	157	5.0%
Florida	$1,400,698,740.41	6.7%	112	3.6%
Michigan	$1,205,405,323.66	5.8%	140	4.5%

Other (2)	$13,550,538,698.33	65.2%	2,450	78.6%
Total	$20,778,954,190.48	100.0%	3,116	100.0%

(1) Based on the location of the related dealer showroom.
(2) No other state represents more than 5.0% of the principal balance of receivables owned by the trust.

Information Supplement-March 31, 2019

Account Balance Distribution of the Trust Pool
Range of Account Balance	Principal Balance	Percentage of Total Principal Balance	Number of Designated Accounts	Percentage of Total Number of Designated Accounts
$999,999.99 or lower ………………………………………	$269,591,113.65	1.3%	761	24.4%
$1,000,000.00 to $2,499,999.99 ……………………………..	$907,095,597.91	4.4%	535	17.2%
$2,500,000.00 to $4,999,999.99 ………………………………	$2,118,688,999.47	10.2%	583	18.7%
$5,000,000.00 to $7,499,999.99 ……………………….	$2,167,122,747.37	10.4%	352	11.3%
$7,500,000.00 to $9,999,999.99 ……………………………	$2,000,823,551.14	9.6%	231	7.4%
$10,000,000.00 or higher …………………………………….	$13,315,632,180.94	64.1%	654	21.0%
Total	$20,778,954,190.48	100.0%	3,116	100.0%

Static Pool Information about the Trust Pool

The following tables show the loss information, age distribution, monthly payment rates and dealer risk rating group distribution for the trust pool, which may be influenced by a variety of economic, social and geographic conditions and other factors beyond the control of Ford Credit. Because the designated accounts and the receivables will change over time, the actual experience of the trust pool may differ from that shown below. There can be no assurance that the experience for the trust pool in the future will be similar to the historical experience shown below.

Loss Information (1) of the Trust Pool
	Three months ended March 31,		Year ended December 31,
	2019	2018	2018	2017	2016	2015	2014
	(Dollars in Millions)
Average Principal Balance (2)	$20,594	$19,674	$19,259	$19,514	$20,226	$17,330	$17,033
Net Losses (Recoveries) (3) Net losses/average	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0
principal balance (4)	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%

(1) The trust has not experienced a loss on the trust pool during the periods above because the depositors elected to accept reassignment of the receivables in the accounts redesignated from the trust when the dealer was classified as "status" or, in limited cases, within 90 days after classification. However, the depositors are not required to do so, and they may not continue to do so in the future. For a description of the redesignation of "status" accounts and the reassignment of "status" receivables, you should read "Trust Property – Redesignation of Accounts – Ineligible Accounts."

(2) Average principal balance is the average of the principal balances of the receivables at the beginning of each month in the period indicated.
(3) Net losses in any period are gross losses, including actual losses and estimated losses, less any recoveries, including actual recoveries and reductions in the amount of estimated losses, in each case, for the period. Recoveries include amounts received from any other dealer assets securing the receivables in addition to the financed vehicles.

(4) For non-annual periods, the percentages are annualized.

Information Supplement-March 31, 2019

Monthly Payment Rates (1) of the Trust Pool
	Three months ended March 31,		Year ended December 31,
	2019	2018	2018	2017	2016	2015	2014
Highest month	37.4%	41%	48.4%	45.9%	44.9%	52.6%	43.6%
Lowest month	31.6%	33.8%	33.8%	34.3%	34.5%	36.4%	33.5%
Average of the months in the Period	34.7%	38.2%	40.4%	40.5%	38.9%	44.6%	40.0%

(1) The “monthly payment rate” for a month equals the principal collections for the month divided by the principal balance of the receivables at the beginning of the month.

Age Distribution (1) of the Trust Pool
	As of March 31,		Year ended December 31,
Days Outstanding	2019	2018	2018	2017	2016	2015	2014
1 - 120	80.9%	79.9%	84.2%	84.0%	78.8%	82.6%	76.5%
121 – 180	11.0%	11.3%	6.8%	5.8%	8.0%	8.0%	11.0%
181 – 270	4.9%	5.1%	4.8%	4.7%	6.7%	5.9%	7.8%
Over 270	3.2%	3.7%	4.2%	5.5%	6.4%	3.5%	4.7%

(1) Age distribution is the number of days that each receivable has been financed by Ford Credit, expressed as a percentage of the total principal balance of the receivables. For receivables relating to Ford-manufactured or Ford-distributed new vehicles, the age distribution separately takes into account the in-transit period. The age distribution measures, in the case of those receivables relating to Ford-manufactured or Ford–distributed new vehicles that are in-transit, the age of the receivables from the date the related vehicles were released from the factory or customs, as applicable, and in the case of those receivables relating to Ford-manufactured or Ford–distributed new vehicles that have been delivered to the dealer, the age of the receivables from the date the related vehicles were actually delivered to the dealer.

Information Supplement-March 31, 2019

Dealer Risk Rating Group Distribution of the Trust Portfolio

Dealer Risk Rating Group	As of March 31,(1)
	2019		2018
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	65.3%	90.4%	65.5%	89.3%
II	6.7%	5.0%	7.3%	5.2%
III	0.3%	0.2%	0.4%	0.3%
IV	0.3%	0.0%	0.1%	0.0%
Other (2)	27.5%	4.4%	26.7%	5.2%

Dealer Risk Rating Group	As of December 31, (1)
	2018		2017		2016		2015		2014
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	65.3%	89.0%	65.3%	89.6%	65.1%	88.1%	58.8%	79.9%	58.0%	79.0%
II	7.3%	5.3%	7.7%	5.1%	8.3%	6.4%	13.6%	14.2%	15.2%	15.8%
III	0.2%	0.2%	0.5%	0.4%	0.6%	0.4%	1.6%	1.3%	1.5%	0.9%
IV	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Other (2)	27.2%	5.5%	26.5%	4.9%	26.0%	5.1%	25.9%	4.6%	25.3%	4.4%

(1) Includes accounts designated to the trust that have a zero balance
(2) Includes dealers that have no dealer risk rating, generally because Ford Credit only provides in-transit financing for the dealers or because Ford Credit is in the process of terminating the financing for the dealer.

"Status" Information for the Trust Pool
	As of March 31,		Year ended December 31,
	2019	2,018	2,018	2017	2016	2015	2014
Number of accounts	3,116	3,214	3,137	3,234	3,352	3,458	3,283
Number of "status" accounts	—	—	—	—	—	—	—
Percentage of "status" accounts	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
Average principal balance (1)	$20,594	$19,674	$19,259	$19,514	$20,226	$17,330	$17,033
Principal balance of "status" receivables	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0
Percentage of principal balance of "status" receivables	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%

(1) Average principal balance is the average of the principal balances of the receivables at the beginning of each month in the period indicated.